Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table depicts the split between Polestar Group's intangible assets, goodwill and trademarks:

	As of December 31,
	2023	2022
		(Restated)
Intangible assets	1,362,281	1,345,515
Goodwill and trademarks	50,448	48,767
Total	$1,412,729	$1,394,282
Intangible assets were as follows:

	Internally developed IP	Software	Acquired IP	Total
Acquisition cost

Balance as of January 1, 2022 - (Restated)	149,148	2,446	1,540,676	1,692,270
Additions[1] - (Restated)	89,744	1,039	215,532	306,315
Derecognition due to program changes	(10,007)	—	—	(10,007)
Effect of foreign currency exchange rate differences - (Restated)	(19,175)	(282)	(190,360)	(209,817)
Balance as of December 31, 2022 - (Restated)	$209,710	$3,203	$1,565,848	$1,778,761
Additions[1]	99,362	7,665	240,312	347,339
Derecognition due to program changes	(8,341)	—	—	(8,341)
Divestments and disposals	—	—	(12,347)	(12,347)
Effect of foreign currency exchange rate differences	12,214	512	41,905	54,631
Balance as of December 31, 2023	$312,945	$11,380	$1,835,718	$2,160,043
Accumulated amortization and impairment
Balance as of January 1, 2022 - (Restated)	(15,659)	(433)	(358,471)	(374,563)
Amortization expense - (Restated)	(1,211)	(275)	(101,604)	(103,090)
Effect of foreign currency exchange rate differences - (Restated)	2,014	35	42,358	44,407
Balance as of December 31, 2022	$(14,856)	$(673)	$(417,717)	$(433,246)
Amortization expense	(748)	(812)	(105,475)	(107,035)
Divestments and disposals	—	—	12,297	12,297
Impairment loss[2]	(2,693)	—	(254,374)	(257,067)
Effect of foreign currency exchange rate differences	(597)	(63)	(12,051)	(12,711)
Balance as of December 31, 2023	$(18,894)	$(1,548)	$(777,320)	$(797,762)

Carrying amount as of December 31, 2022 - (Restated)	$194,854	$2,530	$1,148,131	$1,345,515
Carrying amount as of December 31, 2023	$294,051	$9,832	$1,058,398	$1,362,281
1 - Of $347,339 in additions for the year ended December 31, 2023, $217,861 has been settled in cash. These $217,861 are included in the $457,364 cash used for investing activities related to additions to intangible assets, and the remaining $239,503 relates to decreases in Trade payables - related parties from prior years which were settled in cash during the year ended December 31, 2023. Of $306,315 in additions for the year ended December 31, 2022, $237,778 was settled in cash and included in cash used for investing activities related to additions to intangible assets.
2 - For the year ended December 31, 2023, Polestar 2 CGU was assessed for impairment, and impairment losses amounting to $257,067 were recognized related to Intellectual property, where 100% of the amount was recognized within Cost of sales.
Changes to the carrying amount of goodwill and trademarks were as follows:

	Goodwill	Trademarks	Total
Balance as of January 1, 2022	53,282	2,647	55,929
Effect of foreign currency exchange rate differences	(6,822)	(340)	(7,162)
Balance as of December 31, 2022	$46,460	$2,307	$48,767
Effect of foreign currency exchange rate differences	1,601	80	1,681
Balance as of December 31, 2023	$48,061	$2,387	$50,448